Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary of Revenue from Contracts with Customers
i)
Revenue streams

	2023	2022	2021
(in $ millions)	$	$	$
Deliveries	1,194	663	148
Mobility	869	639	456
Financial services	184	71	27
Enterprise and new initiatives	112	60	44
	2,359	1,433	675
ii)
Geographic information

	2023	2022	2021
(in $ millions)	$	$	$
Singapore	480	302	283
Malaysia	673	509	108
Indonesia	605	275	79
Philippines	200	125	81
Thailand	205	109	76
Rest of Southeast Asia	196	113	48
	2,359	1,433	675